Petroleum and Natural Gas Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 1,805,919	$ 1,428,870
Trade receivable, accrued petroleum and natural gas sales
Disclosure of operating segments [line items]
Included in accounts receivable	138,000	77,400
Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,077,724	619,215
U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	728,195	809,655
Light oil and condensate
Disclosure of operating segments [line items]
Petroleum and natural gas sales	1,138,650	806,390
Light oil and condensate | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	538,487	169,335
Light oil and condensate | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	600,163	637,055
Heavy oil
Disclosure of operating segments [line items]
Petroleum and natural gas sales	500,187	411,794
Heavy oil | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	500,187	411,794
Heavy oil | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	0	0
NGL
Disclosure of operating segments [line items]
Petroleum and natural gas sales	69,077	111,539
NGL | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	8,430	14,531
NGL | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	60,647	97,008
Natural gas sales
Disclosure of operating segments [line items]
Petroleum and natural gas sales	98,005	99,147
Natural gas sales | Canada
Disclosure of operating segments [line items]
Petroleum and natural gas sales	30,620	23,555
Natural gas sales | U.S.
Disclosure of operating segments [line items]
Petroleum and natural gas sales	$ 67,385	$ 75,592